37. Exchange differences (net) (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Exchange differences

Exchange differences demonstrate the gains or losses on foreign currency transactions, the differences that arise on translations of monetary items in foreign currencies to the functional currency, and those disclosed on non-monetary assets in foreign currency at the time of their disposal.

Thousand of Reais	2020	2019	2018

Revenue with Exchange variations	78,578,786	23,622,963	12,752,765
Expenses with Exchange Variations	(103,279,748)	(26,411,500)	(15,559,237)
Total	(24,700,962)	(2,788,537)	(2,806,471)